Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (599,382)	$ (738,091)
Share option expense	8,333
Other accounts receivable		(2,696)
Prepaid expenses	17,945
Accounts payable and accrued liabilities	298,034	168,411
Due to related parties	500
Net cash used in operating activities	(274,570)	(572,376)
Changes in operating assets/liabilities:
Share option expense	8,333
Other accounts receivable		(2,696)
Prepaid expenses	17,945
Accounts payable and accrued liabilities	298,034	168,411
Due to related parties	500
Net cash used in operating activities	(274,570)	(572,376)
Cash flows from financing activities:
Gross proceeds from sale of common shares		900,000
Cost of common share issuances		(184,180)
Deferred offering costs	89,804	(20,835)
Repayments to related parties		(1,876)
Net cash provided by financing activities	89,804	693,109
Net change in cash	(184,766)	120,733
Currency translation adjustment	2,074	(588)
Cash, beginning of period	261,476	134,543
Cash, end of period	78,784	254,688
Cash paid during the period for:
Interest
Taxes